CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	[1],[2]	$ 29,238,618	$ 4,038,899
Accounts receivable, net	[1]	21,169,579	18,365,269
Receivables from related parties	[1]	27,589,283	25,121,985
Inventories	[1]	6,124,201	7,527,523
Prepaid expenses	[1]	4,425,872	4,784,843
Other current assets	[1]	391,599	422,219
Total current assets	[1]	88,939,152	60,260,738
Property, plant and equipment, net	[1]	242,119,663	294,882,932
Sand reserves	[1]	55,367,295	56,250,996
Intangible assets, net		21,566,829	30,637,829
Goodwill	[1]	88,726,875	88,726,875
Other non-current assets	[1]	5,642,661	5,652,765
Total assets	[1]	502,362,475	536,412,135
CURRENT LIABILITIES
Accounts payable	[1]	20,469,542	16,940,810
Payables to related parties	[1]	203,209	415,563
Accrued expenses and other current liabilities	[1]	8,546,198	8,049,984
Income taxes payable	[1]	28,156	26,912
Total current liabilities	[1]	29,247,105	25,433,269
Long-term debt	[1]	0	95,000,000
Deferred income taxes	[1]	47,670,789	1,460,959
Asset retirement obligation	[1]	259,804	94,904
Other liabilities	[1]	2,404,422	476,233
Total liabilities	[1]	79,582,120	122,465,365
COMMITMENTS AND CONTINGENCIES (Note 17)
Equity:
Common stock, $0.01 per value, 200,000,000 shares authorized, 37,500,000 issued and outstanding at December 31,2016; zero issued and outstanding at December 31, 2015	[1]	375,000	0
Additional paid in capital	[1]	400,205,921	0
Accumulated deficit	[1]	(56,322,878)	0
Common units, 30,000,000 issued and outstanding at December 31, 2015	[1]	0	329,090,230
Members' equity	[1]	81,738,675	90,783,508
Accumulated other comprehensive loss	[1]	(3,216,363)	(5,926,968)
Total equity	[1]	422,780,355	413,946,770
Total liabilities and equity	[1]	502,362,475	536,412,135
Trade names
CURRENT ASSETS
Intangible assets, net	[1]	5,617,057	6,328,057
Customer relationships
CURRENT ASSETS
Intangible assets, net	[1]	$ 15,949,772	$ 24,309,772

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.